Acquisitions and Other Transactions - Financing Package with Discovery Silver Corp. on the Porcupine Complex- Ontario, Canada (Details) $ / shares in Units, $ in Millions, $ in Millions	Sep. 18, 2025 USD ($) shares	Sep. 18, 2025 CAD ($) shares	Apr. 15, 2025 USD ($) tranche oz shares	Apr. 15, 2025 CAD ($) oz $ / shares shares	Feb. 03, 2025 USD ($) item	Feb. 03, 2025 CAD ($) item $ / shares
Discovery Term Loan
Acquisitions
Percentage of net smelter return to be acquired			4.25%	4.25%
Purchase price			$ 300.0
Value of common shared issued in acquisition			48.6	$ 70.9
Financing package committed			$ 448.6
Number of tranches | tranche			2
Discovery Term Loan | SOFR
Acquisitions
Notional amount			$ 100.0
Discovery Silver Corp.
Acquisitions
No. of shares sold | shares	26,000,000	26,000,000
Aggregate net proceeds	$ 84.4	$ 116.5
Realized gain	67.4	$ 93.1
Fair value gain	$ 67.4
Discovery Silver Corp. on the Porcupine Complex Canada
Acquisitions
Number of subscription receipts acquired | item					78,833,333	78,833,333
Value of common shared issued in acquisition					$ 48.6	$ 70.9
Number of tranches | tranche			2
Percentage of net smelter return on all minerals produced indefinitely			2.25%	2.25%
Percentage of net smelter return based on threshold ounces or threshold internal rate of return			2.00%	2.00%
Threshold gold ounces used in determining the percentage of net smelter return | oz			72,000	72,000
Threshold internal rate of return on purchase price used in determining the percentage of net smelter return			12.00%	12.00%
Threshold purchase price used to calculate the threshold internal rate of return for determining the percentage of			$ 100.0
Total subscription offerings					$ 169.5	$ 247.5
Subscription receipt price | $ / shares						$ 0.9
Discovery Silver Corp. on the Porcupine Complex Canada | SOFR
Acquisitions
Notional amount			$ 100.0
Loan receivable term			7 years
Loan availability term			2 years
Adjustment to interest rate basis			4.50%	4.50%
Amortization beginning period			5 years
Amortization percentage per quarter			5.00%	5.00%
Upfront fee percentage on principal drawn			2.00%	2.00%
Standby fee on undrawn funds			1.00%	1.00%
Discovery Silver Corp. on the Porcupine Complex Canada | Discovery Term Loan
Acquisitions
Number of common share purchase warrants | shares			3,900,000	3,900,000
Exercise price of warrants per common share | $ / shares				$ 0.95
Discovery Silver Corp. on the Porcupine Complex Canada | Discovery Term Loan | SOFR
Acquisitions
Amortization beginning period			5 years